Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value Disclosure	Fair value disclosure:
		December 31, 2023 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment (including restricted)	$4,988,772	$-	$4,988,772	$-
		December 31, 2022 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment (including restricted)	$4,703,323	$-	$4,703,323	$-

Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Amortization	The estimated useful lives are as follows:
Useful Life
Office equipment and furnishings	1 - 5 years
Electronic equipment	2 - 5 years
Server room equipment	5 years
Vehicles	5 years
Office building	35 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of Amortization Expense is Recognized on the Straight-Line Basis Over the Estimated Useful Lives of the Assets	Amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets as follows:
Classification	Estimated Useful Life
Artwork and collectible trading platform	5 years
Software	5 years

Schedule of Cost Method Investments	The Company’s cost method investments are as summarized below as of years ended:
	December 31, 2023	December 31, 2022
Zhongcang Warehouse Co., Ltd.	$493,435	$501,802
Beijing Jiu Yu Ling Jing Technology Co., Ltd.	423,567	430,750
Total cost method investments	$917,002	$932,552

Schedule of Payments Received from Customer	Payments received from customers before all the relevant criteria for revenue recognition are recorded as deferred revenue.
	December 31, 2023	December 31, 2022

Beginning balance	$449,037	$697,863
Customer advances	1,302,736	16,803,450
Recognized as revenues	(1,363,629)	(16,993,268)
Refunds	(194,841)	-
Effect of exchange rates	(11,373)	(59,008)
Ending balance	$181,930	$449,037

Schedule of Disaggregated its Revenue	The Company disaggregated its revenue into the following four categories:
	Years Ended December 31,
	2023	2022	2021

Listing service fees	$457,176	$1,244,251	$6,900,561
Transaction fees	806,794	13,643,958	24,462,861
Marketing service fees	166,444	2,749,224	5,750,901
Other revenues*	149,644	175,706	482,137
Total	$1,580,058	$17,813,139	$37,596,460
*	Including $144,609, $166,325, and $233,157 for the years ended December 31, 2023, 2022 and 2021, respectively, from related parties.